Stockholder's Equity (Deficit) - Common Stock Issuances (Detail) - $ / shares		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 27, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of Shares issued, acquistion			25,408	791,139	150,439	150,439	264,582
Number of Shares issued, exercise of options		16,850	7,150	20,350	22,675	27,350	5,000
Number of Shares issued, shares sold	1,786,739					42,415
Number of Shares issued, release of restricted stock						12,132	184,400
Number of Shares issued						232,336	453,982
Average Price per Share, acquistion						$ 26.90	$ 20.26
Average Price per Share, exercise of options						6.16	6.03
Average Price per Share, shares sold						31.60
Average Price per Share, release of restricted stock						$ 18.82	$ 13.64